Shareholder Report, Holdings (Details)	Jun. 30, 2025
C000229209 [Member] | Entertainment Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%	[1]
C000229209 [Member] | Retail Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%	[1]
C000229209 [Member] | Internet [Member]
Holdings [Line Items]
Percent of Net Asset Value	27.20%	[1]
C000229209 [Member] | Semiconductors [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.30%	[1]
C000229209 [Member] | Software [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.50%	[1]
C000229209 [Member] | Diversified Financial Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.70%	[1]
C000229209 [Member] | Healthcare Products [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%	[1]
C000229209 [Member] | Pharmaceuticals [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%	[1]
C000229209 [Member] | Computers [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%	[1]
C000229209 [Member] | Telecommunications [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%	[1]
C000229209 [Member] | Media [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%	[1]
C000229209 [Member] | Electronics [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%	[1]
C000229209 [Member] | Biotechnology [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%	[1]
C000229209 [Member] | Machinery Construction And Mining [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%	[1]
C000229209 [Member] | Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000229209 [Member] | Private Equity Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%	[1]
C000229209 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	102.30%
C000229209 [Member] | Other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(3.70%)
C000229210 [Member] | Entertainment Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%	[2]
C000229210 [Member] | Retail Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%	[2]
C000229210 [Member] | Internet [Member]
Holdings [Line Items]
Percent of Net Asset Value	27.20%	[2]
C000229210 [Member] | Semiconductors [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.30%	[2]
C000229210 [Member] | Software [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.50%	[2]
C000229210 [Member] | Diversified Financial Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.70%	[2]
C000229210 [Member] | Healthcare Products [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%	[2]
C000229210 [Member] | Pharmaceuticals [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%	[2]
C000229210 [Member] | Computers [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%	[2]
C000229210 [Member] | Telecommunications [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%	[2]
C000229210 [Member] | Media [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%	[2]
C000229210 [Member] | Electronics [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%	[2]
C000229210 [Member] | Biotechnology [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%	[2]
C000229210 [Member] | Machinery Construction And Mining [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%	[2]
C000229210 [Member] | Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000229210 [Member] | Private Equity Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%	[2]
C000229210 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	102.30%
C000229210 [Member] | Other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(3.70%)
C000229208 [Member] | Entertainment Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%	[3]
C000229208 [Member] | Retail Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%	[3]
C000229208 [Member] | Internet [Member]
Holdings [Line Items]
Percent of Net Asset Value	27.20%	[3]
C000229208 [Member] | Semiconductors [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.30%	[3]
C000229208 [Member] | Software [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.50%	[3]
C000229208 [Member] | Diversified Financial Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.70%	[3]
C000229208 [Member] | Healthcare Products [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%	[3]
C000229208 [Member] | Pharmaceuticals [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%	[3]
C000229208 [Member] | Computers [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%	[3]
C000229208 [Member] | Telecommunications [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%	[3]
C000229208 [Member] | Media [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%	[3]
C000229208 [Member] | Electronics [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%	[3]
C000229208 [Member] | Biotechnology [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%	[3]
C000229208 [Member] | Machinery Construction And Mining [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%	[3]
C000229208 [Member] | Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000229208 [Member] | Private Equity Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%	[3]
C000229208 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	102.30%
C000229208 [Member] | Other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(3.70%)
C000229213 [Member] | Baa [Member]
Holdings [Line Items]
Percent of Total Investments	1.00%	[4]
C000229213 [Member] | Moody's, Aaa Rating [Member]
Holdings [Line Items]
Percent of Total Investments	84.80%	[4]
C000229213 [Member] | Not Rated [Member]
Holdings [Line Items]
Percent of Total Investments	1.90%	[4]
C000229213 [Member] | Standard & Poor's, AA Rating [Member]
Holdings [Line Items]
Percent of Total Investments	3.80%	[4]
C000229213 [Member] | Standard & Poor's, A Rating [Member]
Holdings [Line Items]
Percent of Total Investments	8.50%	[4]
C000229213 [Member] | Oil and Gas [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%	[5]
C000229213 [Member] | Pipelines [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%	[5]
C000229213 [Member] | Insurance Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%	[5]
C000229213 [Member] | US Government Corporations and Agencies Securities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	77.10%	[5]
C000229213 [Member] | Collateralized Mortgage Obligations Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%	[5]
C000229213 [Member] | Auto Loan Receivables [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%	[5]
C000229213 [Member] | Banks [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%	[5]
C000229213 [Member] | Semiconductors [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%	[5]
C000229213 [Member] | Electric [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%	[5]
C000229213 [Member] | Municipal Securities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%	[5]
C000229213 [Member] | Healthcare Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%	[5]
C000229213 [Member] | Diversified Financial Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%	[5]
C000229213 [Member] | REITS [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%	[5]
C000229213 [Member] | Mining [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%	[5]
C000229213 [Member] | Collateralized Mortgage Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000229213 [Member] | Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000229213 [Member] | US Government Corporations and Agencies Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	77.10%
C000229213 [Member] | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000229213 [Member] | Corporate Bonds And Notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.10%
C000229213 [Member] | Municipal Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000229213 [Member] | Other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.70%)
C000229213 [Member] | Other Asset Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%	[5]
C000229211 [Member] | Baa [Member]
Holdings [Line Items]
Percent of Total Investments	1.00%	[6]
C000229211 [Member] | Moody's, Aaa Rating [Member]
Holdings [Line Items]
Percent of Total Investments	84.80%	[6]
C000229211 [Member] | Not Rated [Member]
Holdings [Line Items]
Percent of Total Investments	1.90%	[6]
C000229211 [Member] | Standard & Poor's, AA Rating [Member]
Holdings [Line Items]
Percent of Total Investments	3.80%	[6]
C000229211 [Member] | Standard & Poor's, A Rating [Member]
Holdings [Line Items]
Percent of Total Investments	8.50%	[6]
C000229211 [Member] | Oil and Gas [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%	[7]
C000229211 [Member] | Pipelines [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%	[7]
C000229211 [Member] | Insurance Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%	[7]
C000229211 [Member] | US Government Corporations and Agencies Securities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	77.10%	[7]
C000229211 [Member] | Collateralized Mortgage Obligations Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%	[7]
C000229211 [Member] | Auto Loan Receivables [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%	[7]
C000229211 [Member] | Banks [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%	[7]
C000229211 [Member] | Semiconductors [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%	[7]
C000229211 [Member] | Electric [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%	[7]
C000229211 [Member] | Municipal Securities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%	[7]
C000229211 [Member] | Healthcare Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%	[7]
C000229211 [Member] | Diversified Financial Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%	[7]
C000229211 [Member] | REITS [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%	[7]
C000229211 [Member] | Mining [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%	[7]
C000229211 [Member] | Collateralized Mortgage Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000229211 [Member] | Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000229211 [Member] | US Government Corporations and Agencies Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	77.10%
C000229211 [Member] | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000229211 [Member] | Corporate Bonds And Notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.10%
C000229211 [Member] | Municipal Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000229211 [Member] | Other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.70%)
C000229211 [Member] | Other Asset Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%	[7]
C000229212 [Member] | Baa [Member]
Holdings [Line Items]
Percent of Total Investments	1.00%	[8]
C000229212 [Member] | Moody's, Aaa Rating [Member]
Holdings [Line Items]
Percent of Total Investments	84.80%	[8]
C000229212 [Member] | Not Rated [Member]
Holdings [Line Items]
Percent of Total Investments	1.90%	[8]
C000229212 [Member] | Standard & Poor's, AA Rating [Member]
Holdings [Line Items]
Percent of Total Investments	3.80%	[8]
C000229212 [Member] | Standard & Poor's, A Rating [Member]
Holdings [Line Items]
Percent of Total Investments	8.50%	[8]
C000229212 [Member] | Oil and Gas [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%	[9]
C000229212 [Member] | Pipelines [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%	[9]
C000229212 [Member] | Insurance Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%	[9]
C000229212 [Member] | US Government Corporations and Agencies Securities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	77.10%	[9]
C000229212 [Member] | Collateralized Mortgage Obligations Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%	[9]
C000229212 [Member] | Auto Loan Receivables [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%	[9]
C000229212 [Member] | Banks [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%	[9]
C000229212 [Member] | Semiconductors [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%	[9]
C000229212 [Member] | Electric [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%	[9]
C000229212 [Member] | Municipal Securities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%	[9]
C000229212 [Member] | Healthcare Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%	[9]
C000229212 [Member] | Diversified Financial Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%	[9]
C000229212 [Member] | REITS [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%	[9]
C000229212 [Member] | Mining [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%	[9]
C000229212 [Member] | Collateralized Mortgage Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000229212 [Member] | Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000229212 [Member] | US Government Corporations and Agencies Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	77.10%
C000229212 [Member] | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000229212 [Member] | Corporate Bonds And Notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.10%
C000229212 [Member] | Municipal Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000229212 [Member] | Other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.70%)
C000229212 [Member] | Other Asset Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%	[9]
C000229214 [Member] | Insurance Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%	[10]
C000229214 [Member] | US Government Corporations and Agencies Securities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.90%	[10]
C000229214 [Member] | Internet [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.40%	[10]
C000229214 [Member] | Banks [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%	[10]
C000229214 [Member] | Semiconductors [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.10%	[10]
C000229214 [Member] | Software [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.20%	[10]
C000229214 [Member] | Diversified Financial Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%	[10]
C000229214 [Member] | Pharmaceuticals [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%	[10]
C000229214 [Member] | Telecommunications [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%	[10]
C000229214 [Member] | Foreign Government Obligations Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.30%	[10]
C000229214 [Member] | Short Term Investments Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%	[10]
C000229214 [Member] | Machinery Diversified [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%	[10]
C000229214 [Member] | Repurchase Agreements Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%	[10]
C000229214 [Member] | Cosmetics Personal Care [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%	[10]
C000229214 [Member] | Aerospace Defense [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%	[10]
C000229214 [Member] | Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000229214 [Member] | US Government Corporations and Agencies Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.90%
C000229214 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000229214 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	65.10%
C000229214 [Member] | Corporate Bonds And Notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000229214 [Member] | Other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.40%)
C000229214 [Member] | Foreign Government Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.30%
C000229215 [Member] | Insurance Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%	[11]
C000229215 [Member] | US Government Corporations and Agencies Securities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.90%	[11]
C000229215 [Member] | Internet [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.40%	[11]
C000229215 [Member] | Banks [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%	[11]
C000229215 [Member] | Semiconductors [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.10%	[11]
C000229215 [Member] | Software [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.20%	[11]
C000229215 [Member] | Diversified Financial Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%	[11]
C000229215 [Member] | Pharmaceuticals [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%	[11]
C000229215 [Member] | Telecommunications [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%	[11]
C000229215 [Member] | Foreign Government Obligations Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.30%	[11]
C000229215 [Member] | Short Term Investments Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%	[11]
C000229215 [Member] | Machinery Diversified [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%	[11]
C000229215 [Member] | Repurchase Agreements Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%	[11]
C000229215 [Member] | Cosmetics Personal Care [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%	[11]
C000229215 [Member] | Aerospace Defense [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%	[11]
C000229215 [Member] | Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000229215 [Member] | US Government Corporations and Agencies Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.90%
C000229215 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000229215 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	65.10%
C000229215 [Member] | Corporate Bonds And Notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000229215 [Member] | Other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.40%)
C000229215 [Member] | Foreign Government Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.30%

[1]	Percentages exclude derivatives (other than purchased options), if any.
[2]	Percentages exclude derivatives (other than purchased options), if any.
[3]	Percentages exclude derivatives (other than purchased options), if any.
[4]	Credit quality ratings shown above reflect the rating assigned by Moody's Investors Service, Inc. Where Moody's ratings are not available, we have used Standard & Poor's ratings. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change. Percentages exclude short-term securities.
[5]	Percentages exclude derivatives (other than purchased options), if any.
[6]	Credit quality ratings shown above reflect the rating assigned by Moody's Investors Service, Inc. Where Moody's ratings are not available, we have used Standard & Poor's ratings. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change. Percentages exclude short-term securities.
[7]	Percentages exclude derivatives (other than purchased options), if any.
[8]	Credit quality ratings shown above reflect the rating assigned by Moody's Investors Service, Inc. Where Moody's ratings are not available, we have used Standard & Poor's ratings. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change. Percentages exclude short-term securities.
[9]	Percentages exclude derivatives (other than purchased options), if any.
[10]	Percentages exclude derivatives (other than purchased options), if any.
[11]	Percentages exclude derivatives (other than purchased options), if any.